SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)
Advertising expenses	$ 206,946	$ 142,620	$ 397,619	$ 127,952
Potential dilutive securities outstanding	17,628,632	19,428,632	19,428,632	28,257,376
Prepaid expenses for advertising services	$ 0		$ 103,114
Inventory finished goods	42,507		182,463	$ 219,090
Unfinished goods (packaging) inventory	41,428		19,884	9,372
Raw materials inventory	70,100		65,514	25,660
Total inventory	207,618		267,861	254,122
Allowance for doubtful accounts	10,742		10,742	742
Cash Federal Deposit Insurance Corporation	319,234		$ 502,402	$ 0
Work in process	$ 53,583